Trade payables and other current liabilities - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Deferred revenues and contract liabilities	€ 16,555	€ 0
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Deferred revenues and contract liabilities	€ 16,600